Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Long-term debt

Long-term debt consists of the following at year-end:

	2016	2015
2023 Notes	$393,767	$473,767
2016 Notes	—	158,544
Secured loan agreement	167,262	—
Capital lease obligations	4,704	5,599
Other long-term borrowings	25,553	22,465
Subtotal	591,286	660,375
Discount on 2023 Notes	(5,029)	(6,918)
Premium on 2023 Notes	1,910	2,640
Premium on 2016 Notes	—	245
Fair value adjustment related to Secured loan agreement (i)	(2,877)	—
Deferred financing costs	(5,611)	(3,775)
Total	579,679	652,567
Current portion of long-term debt	28,099	161,240
Long-term debt, excluding current portion	$551,580	$491,327

 (i) The carrying value of hedged items in fair value hedges, are adjusted for fair value changes to the extent they are attributable to the risks designated as being hedged. The related hedging instrument is also recorded at fair value included within "Derivative instruments" in liabilities current and non-current.

2023 and 2016 Notes:
The following table presents additional information related to the 2023 Notes and 2016 Notes:

			Principal as of December 31,
	Annual interest rate	Currency	2016	2015	Maturity
2023 Notes	6.625%	USD	$393,767	473,767	September 27, 2023
2016 Notes	10.25%	BRL	—	158,544	July 13, 2016

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2016	2015	2014	2016	2015	2014	2016	2015	2014
2023 Notes	$28,516	$31,387	$31,387	$943	$439	$438	$1,157	$515	$506
2016 Notes	6,668	20,991	29,490	391	805	778	(266)	(496)	(692)
(i) These charges are included within "Net interest expense" in the consolidated statements of income (loss).

On July 13, 2011 and April 24, 2012, the Company issued Brazilian reais notes due in 2016 (the "2016 Notes") amounting to Brazilian reais (“BRL”) 675,000. Periodic payments of principal were not required and interest was paid semi-annually beginning on January 13, 2012. The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs ("DFC") and were amortized over the life of the notes.

During November 2015 and January 2016, the Company redeemed a portion of the outstanding principal amount of its 2016 Notes. Furthermore, on April 8, 2016, the Company launched a cash tender offer for any and all of its outstanding 2016 Notes, at a redemption price equal to 97%, which expired on May 5, 2016. The holders who tendered their 2016 Notes prior to April 21, 2016, received a redemption price equal to 100%. The results related to the cash tender offer and the accelerated amortization of the related to DFC were recognized as interest expense within the consolidated statement of income (loss). Finally, on July 13, 2016, the Company settled the remaining 2016 Notes amounting to BRL 200,991 (equivalent to $60,965) and paid accrued and unpaid interest amounting to BRL 10,301 (equivalent to $3,124) related to the Notes.

The following table presents information related to the purchase and repayments of the principal of the 2016 Notes:

		Amount
Date	Redemption price	BRL	$
November 25, 2015	93.75%	40,000	9,995
November 30, 2015	93.75%	7,039	1,715
January 29, 2016	97.75%	1,180	288
April 21, 2016	100.00%	421,765	118,797
May 5, 2016	97.00%	4,025	1,106
July 13, 2016	100.00%	200,991	60,965
Total		675,000	192,866

On September 27, 2013, the Company issued senior notes, which are due in 2023 (the "2023 Notes"). Periodic payments of principal are not required and interest is paid semi-annually commencing on March 27, 2014. The gross proceeds from the cash issuance of 2023 Notes amounting to $378,409 were partially used to finance the purchase of 2019 Notes and to repay certain of the Company’s short-term debt. The 2019 Notes, were canceled during 2013, when the Company launched a tender and exchange offer pursuant to which it offered to exchange any and all of the outstanding 2019 Notes for 2023 Notes and to purchase any and all of the outstanding 2019 Notes for cash.
2023 and 2016 Notes (continued):
The Company recorded the portion of 2023 Notes issued in exchange for cash at the original price of 100.909%. The portion of 2023 Notes issued as consideration for the partial exchange of 2019 Notes was recorded at the carrying value of the 2019 Notes since there were no substantive modifications to the terms of the debts according to ASC 470-50-40. The net discount amounting to $5,420 (comprised of a discount of $8,829 related to the non-cash issuance, partially offset by $3,409 of a premium related to the cash issuance) is being accreted over the term of the 2023 Notes and recognized as a higher interest expense. The Company incurred $3,313 of financing costs related to the cash issuance of 2023 Notes, which were capitalized as deferred DFC and are being amortized over the life of the notes.

On June 1, 2016, the Company launched a cash tender offer to purchase $80,000 of its outstanding 2023 Notes, at a redemption price equal to 98%, which expired on June 28, 2016. The holders who tendered their 2023 Notes prior to June 14, received a redemption price equal to 101%. As a consequence of this transaction, the Company redeemed 16.89% of the outstanding principal. The total payment was $80,800 (including $800 of early tender payment) plus accrued and unpaid interest. The results related to the cash tender offer and the accelerated amortization of the related DFC were recognized as interest expense within the consolidated statement of income (loss).

The 2023 Notes, are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The 2023 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create certain liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2023 Notes to be due and payable immediately.

The 2023 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Secured loan agreement

On March 29, 2016, the Company’s Brazilian subsidiary signed a $167,262 Secured Loan Agreement (the "Loan") with five off-shore lenders namely: Citibank N.A., Itaú BBA International plc, Santander (Brasil) S.A., Cayman Islands Branch, Bank of America N.A. and JP Morgan Chase Bank, N.A. Each loan under the agreement bears interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%

In order to fully convert each loan of the agreement into BRL, the Brazilian subsidiary entered into five cross-currency interest rate swap agreements with the local subsidiaries of the same lenders. Consequently, the loans were fully converted into BRL amounting to BRL613,850. Refer to Note 13 for more details.
Secured loan agreement (continued)

Considering the cross currency interest rate swap agreements, the final interest rate of the Loan is the Interbank Market reference interest rate (known in Brazil as “CDI”) plus 4.50% per year. Interest payments are made quarterly, beginning June 2016 and principal payments will be made semi-annually, beginning September 2017.

The Company incurred $3,243 of financing costs related to this issuance, which were capitalized as DFC and are being amortized over the life of the loan.

The following table presents information related to the Secured loan agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)
2016	2015	2014	2016	2015	2014
$6,519	$—	$—	$814	$—	$—

(i)
This charge does not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $18,177. Including this effect the total interest cost amounts to $24,696.

(ii) These charges are included within "Net interest expense" in the consolidated statement of income (loss).

The Loan matures on March 30, 2020 and periodic payments of principal are required: 10% of principal in September 2017, 15% in March and September 2018, and 20% in March and September 2019 and in March 2020. Prepayments are allowed without penalty.

The Loan is fully and unconditionally guaranteed on a senior secured basis by the Company and certain subsidiaries and is secured by certain credit and debit card receivables arising from sales in certain Brazilian restaurants operated by the Brazilian subsidiary. The Loan ranks at least pari passu in right of payment with all other unsubordinated and unsecured indebtedness of the borrower and the guarantors.

The Loan proceeds were used primarily to repay the 2016 Notes mentioned above.

The Loan agreement includes customary covenants including, among others, restrictions on the ability of the Company and certain subsidiaries to (i) pay dividends; (ii) create liens; (iii) sell certain real estate assets; (iv) enter into sale and lease-back transactions; (v) pay interest or principal on intercompany loans; and (vi) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions.

Under the Loan, the Company must maintain (i) a Consolidated Net Indebtedness to EBITDA ratio (as defined therein) lower than (a) 3.5 to 1 as of the last day of the fiscal quarter ended March 31 and June 30, 2016, (b) 3.25 to 1 as of the last day of the fiscal quarter ended September 30, 2016 and (c) 3.0 to 1 as of the last day of the fiscal quarter ended December 31, 2016 and thereafter; and (ii) an EBITDA to Consolidated Interest Expense ratio (as defined therein) greater than 2.5 to 1 as of the last day of any fiscal quarter. The Brazilian subsidiary must maintain an Adjusted Net Indebtedness to EBITDA ratio lower than 2.0 to 1 as of the last day of any fiscal quarter. The calculation of Adjusted Net Indebtedness of the Brazilian subsidiary shall exclude any intercompany indebtedness.

As of December 31, 2016, the Company was in compliance with the ratio requirements; Consolidated Net Indebtedness to EBITDA ratio and EBITDA to consolidated Interest Expense ratio were 1.90 and 3.11, respectively; and, the net indebtedness to EBITDA ratio of the Brazilian subsidiary was 0.96.

The Loan also provides for customary events of default, which, if any of them occur, would permit or require the principal and interest on all of the outstanding amount to be due and payable immediately.

Other required disclosure

At December 31, 2016, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2017	$19,974	$37,200	$57,174
2018	54,402	34,793	89,195
2019	71,165	31,523	102,688
2020	37,253	28,057	65,310
2021	3,782	27,267	31,049
Thereafter	404,710	53,945	458,655
Total payments	591,286	212,785	804,071
Interest	—	(212,785)	(212,785)
Discount on 2023 Notes	(5,029)	—	(5,029)
Premium on 2023 Notes	1,910	—	1,910
Fair value adjustments	(2,877)	—	(2,877)
Deferred financing cost	(5,611)	—	(5,611)
Long-term debt	$579,679	$—	$579,679